Timber Assets - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Sep. 28, 2012 acre	Oct. 09, 2007	Sep. 30, 2013 acre	Sep. 30, 2012 acre	Sep. 30, 2013 acre T	Sep. 30, 2012 acre	Dec. 31, 2012 acre T	Dec. 31, 2011 acre	Dec. 31, 2010 acre	Jul. 30, 2013 Timberland acre	Dec. 31, 2012 Below Market Leases	Dec. 31, 2011 Below Market Leases	Sep. 28, 2012 Land owned fee simple acre	Sep. 28, 2012 Long-Term Operating Lease acre
Property, Plant and Equipment [Line Items]
Timberland, acres sold			300	200	1,200	6,000	6,020	1,130	1,170
Timberland, acres sold, value			$ 645,436	$ 420,260	$ 2,498,757	$ 10,972,440	$ 10,972,440	$ 1,740,586	$ 2,267,887
Basis of timberland sold			400,000	200,000	1,569,543	7,187,733	7,187,733	1,172,241	1,392,900
Area of timberlands acquired	30,000							1,400		1,800
Payments to acquire timberland	20,500,000	400,000,000						1,000,000		1,400,000
Payments to acquire rights to future lease payments	2,000,000
Timberland, Estate for Years Acres Paid	14,400												12,400	2,000
Number of acquired acres requiring future payments							8,300
Estimated net present value of future liabilities							1,200,000
Timberland managed							288,800
Area of timberland held in fee-simple interests			247,200		247,200		246,300
Land held in leasehold interests			32,800		32,800		42,500
Real estate merchantable timber inventory							10,100,000
Real estate merchantable timber inventory, pulpwood (in tons)							6,000,000
Real estate merchantable timber inventory, chip-n-saw (in tons)							2,100,000
Real estate merchantable timber inventory, sawtimber (in tons)							2,000,000
Below-market lease assets			30,514		30,514		115,399	333,178
Below-market lease amortization											$ 200,000	$ 200,000
Below-market lease assets remaining weighted-average amortization period											3 years